TAXATION - Summary Deferred tax Liabilities (Details) - Deferred Tax Liabilities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Liabilities, Net [Abstract]
Gain or loss from changes in fair values	¥ 0	¥ 2,572
Others	494	648
Total deferred tax liabilities	¥ 494	¥ 3,220